KENSINGTON MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	FIXED INCOME - 99.7%
1,691,863	AlphaCentric Income Opportunities Fund, Class I	$ 19,473,347
3,551,282	American High-Income Trust, Class F-3	36,471,666
1,842,221	Diamond Hill Corporate Credit, Class I	21,627,678
5,556,961	Fidelity Capital & Income Fund	61,459,987
11,623,342	Ivy High Income Fund, Class I	83,920,527
6,492,362	JPMorgan Income Fund, Class I	61,677,442
16,035,917	PGIM High Yield Fund, Class Z	88,678,621
14,224,119	Vanguard High-Yield Corporate Fund, Admiral Class	84,064,541
		457,373,809

	TOTAL OPEN END FUNDS (Cost $448,025,490)	457,373,809

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUND - 0.4%
1,853,710	First American Government Obligations Fund, Class X, 0.04% (a) TOTAL SHORT-TERM INVESTMENTS (Cost $1,853,710)	1,853,710

	TOTAL INVESTMENTS - 100.1% (Cost $449,879,200)	$ 459,227,519
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(319,136)
	NET ASSETS - 100.0%	$ 458,908,383

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

KENSINGTON DYNAMIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.1%
	FIXED INCOME - 76.1%
390,000	iShares 1-3 Year Treasury Bond ETF	$ 33,637,500
210,950	iShares 3-7 Year Treasury Bond ETF	27,400,296
423,390	iShares 7-10 Year Treasury Bond ETF	47,813,433
		108,851,229

	TOTAL EXCHANGE-TRADED FUNDS (Cost $109,141,918)	108,851,229

	SHORT-TERM INVESTMENTS — 47.5%
	MONEY MARKET FUND - 47.5%
68,060,532	First American Government Obligations Fund, Class X, 0.04% (a) TOTAL SHORT-TERM INVESTMENTS (Cost $68,060,532)	68,060,532

	TOTAL INVESTMENTS - 123.6% (Cost $177,202,450)	$ 176,911,761
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.6)%	(33,722,032)
	NET ASSETS - 100.0%	$ 143,189,729

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

Kensington Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2021 for each Fund's assets and liabilities measured at fair value:

Kensington Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open Ended Funds	$ 457,373,809	$ -	$ -	$ 457,373,809
Short-Term Investments	1,853,710	-	-	1,853,710
Total Investments	$ 459,227,519	$ -	$ -	$ 459,227,519
Kensington Dynamic Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 108,851,229	$ -	$ -	$ 108,851,229
Short-Term Investments	68,060,532	-	-	68,060,532
Total Investments	$ 176,911,761	$ -	$ -	$ 176,911,761

* Refer to the Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
The derivative instruments as of March 31, 2021 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the portfolio.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and ETN Risk - Mutual funds and exchange traded notes are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
Kensington Managed Income Fund	$ 449,879,200	$ 9,557,372	$ (209,053)	9,348,319
Kensington Dynamic Growth Fund	177,412,019	-	(500,258)	(500,258)